Property (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Components Of Property, Net
Components of Property, net are as follows:

(In millions)	December 31, 2012	December 31, 2011
Land and land improvements	$34.7	$34.5
Buildings	241.4	234.1
Machinery and equipment	844.5	799.1
	1,120.6	1,067.7
Less accumulated depreciation and amortization	(734.8)	(693.1)
Property, net	$385.8	$374.6